Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows From Operating Activities:
Net income:	$ 27,136	$ 33,467
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,719	45,963
Amortization of debt discount	(413)	(379)
Amortization of prepaid lease rentals, net	4,042	4,041
Amortization and write-off of financing costs	1,650	1,296
Amortization of deferred dry-docking and special survey costs	4,471	3,358
Amortization of assumed time charter	95	0
Equity based payments	1,545	2,127
Net settlements on interest rate swaps qualifying for cash flow hedge	0	(5)
Loss / (Gain) on derivative instruments, net	625	(61)
Loss on sale / disposal of vessels, net	18,420	861
Vessels impairment loss	3,042	0
Equity gain on investments	(4,299)	(5,199)
Changes in operating assets and liabilities:
Accounts receivable	1,886	(5,746)
Due from related parties	3,806	2,767
Inventories	410	(4)
Insurance claims receivable	(2,391)	(538)
Prepayments and other	(679)	323
Accounts payable	(2,881)	544
Due to related parties	7	(48)
Accrued liabilities	110	(71)
Unearned revenue	1,068	(913)
Other current liabilities	(63)	(86)
Dry-dockings	(6,280)	(11,168)
Accrued charter revenue	191	(3,567)
Net Cash provided by Operating Activities	107,217	66,962
Cash Flows From Investing Activities:
Equity method investments	(55)	(5,292)
Return on equity method investments	1,360	0
Proceeds from the settlement of insurance claims	6,382	170
Vessel acquisition (and time charters) and advances/Additions to vessel cost	(10,942)	(66,253)
Proceeds from the sale of vessels, net	12,549	6,454
Net Cash provided by / (used in) Investing Activities	9,294	(64,921)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	0	111,224
Proceeds from long-term debt and finance leases	136,000	233,000
Repayment of long-term debt and finance leases	(104,662)	(381,167)
Payment of financing costs	(1,360)	(2,063)
Dividends paid	(29,082)	(22,073)
Net Cash provided by / (used in) Financing Activities	896	(61,079)
Net increase / (decrease) in cash, cash equivalents and restricted cash	117,407	(59,038)
Cash, cash equivalents and restricted cash at beginning of the period	166,491	218,885
Cash, cash equivalents and restricted cash at end of the period	283,898	159,847
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	44,722	26,933
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 9,157	$ 12,339